Accounts receivable, net - Schedule of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets held for sale
Accounts receivable	$ 40,663	$ 14,655
Less: Allowance for doubtful accounts	(31)	(119)	$ (126)	$ (131)
Accounts receivable, net	$ 40,632	$ 14,536